Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		$ 30,577
Average fair value of trading derivatives, Unfavourable		31,020
Year-end fair value, Favourable	$ 38,119	37,558
Year-end fair value, Unfavourable	40,222	37,967
Net derivative financial instruments, Year-end fair value, Favourable	15,520	14,727
Net derivative financial instruments, Year-end fair value, Unfavourable	17,483	14,602
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	38,119	37,558
Year-end fair value, Unfavourable	40,222	37,967
Less impact of master netting and collateral Year-end fair value, Favourable	24,588	27,934
Less impact of master netting and collateral Year-end fair value, Unfavourable	24,588	27,934
Net derivative financial instruments, Year-end fair value, Favourable	13,531	9,624
Net derivative financial instruments, Year-end fair value, Unfavourable	15,634	10,033
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	32,559
Average fair value of trading derivatives, Unfavourable	33,300
Year-end fair value, Favourable	34,489	33,937
Year-end fair value, Unfavourable	34,820	32,300
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	3,630	3,621
Year-end fair value, Unfavourable	5,402	5,667
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	11,096
Average fair value of trading derivatives, Unfavourable	10,244
Year-end fair value, Favourable	14,874	8,319
Year-end fair value, Unfavourable	11,799	9,084
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	116
Average fair value of trading derivatives, Unfavourable	4
Year-end fair value, Favourable	108	57
Year-end fair value, Unfavourable	9
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	10,919
Average fair value of trading derivatives, Unfavourable	10,158
Year-end fair value, Favourable	14,719	8,158
Year-end fair value, Unfavourable	11,617	8,956
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	1,762	720
Year-end fair value, Unfavourable	2,139	2,002
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	61
Average fair value of trading derivatives, Unfavourable	82
Year-end fair value, Favourable	47	104
Year-end fair value, Unfavourable	173	128
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	17,037
Average fair value of trading derivatives, Unfavourable	16,938
Year-end fair value, Favourable	15,483	19,301
Year-end fair value, Unfavourable	17,087	16,923
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	1,834	2,901
Year-end fair value, Unfavourable	3,263	3,614
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	6,171
Average fair value of trading derivatives, Unfavourable	5,500
Year-end fair value, Favourable	5,790	6,611
Year-end fair value, Unfavourable	5,592	5,800
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	214	331
Year-end fair value, Unfavourable	269	310
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	10,012
Average fair value of trading derivatives, Unfavourable	10,601
Year-end fair value, Favourable	8,932	11,864
Year-end fair value, Unfavourable	10,781	10,292
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	1,620	2,570
Year-end fair value, Unfavourable	2,994	3,304
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	854
Average fair value of trading derivatives, Unfavourable	837
Year-end fair value, Favourable	761	826
Year-end fair value, Unfavourable	714	831
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	4,426
Average fair value of trading derivatives, Unfavourable	6,118
Year-end fair value, Favourable	4,132	6,317
Year-end fair value, Unfavourable	5,934	6,293
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	1,644
Average fair value of trading derivatives, Unfavourable	3,051
Year-end fair value, Favourable	1,961	2,361
Year-end fair value, Unfavourable	3,093	2,895
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	34
Year-end fair value, Unfavourable		51
Other derivative contracts [member] | Derivatives [member] | Credit Derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	348
Average fair value of trading derivatives, Unfavourable	53
Year-end fair value, Favourable	406	349
Year-end fair value, Unfavourable	38	70
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	2,434
Average fair value of trading derivatives, Unfavourable	3,014
Year-end fair value, Favourable	1,765	3,607
Year-end fair value, Unfavourable	$ 2,803	$ 3,328